SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On January 14, 2021, the Company closed its initial public offering (“IPO”) of 5,000,000 ordinary shares, par value $0.00166667 per share, priced at $5.00 per share. The Company completed the IPO pursuant to its registration statement on Form F‑1 (File No. 333‑234460), originally filed with the Securities and Exchange Commission (the “SEC”) on November 4, 2019 (as amended, the “Registration Statement”). The Registration Statement was declared effective by the SEC on December 30, 2020. On January 15, 2021, the underwriter exercised its over-allotment option to purchase additional 750,000 Ordinary Shares at the price of $5 per share. Total net proceeds the Company received from the IPO were $25,728,401.50. The Ordinary Shares were previously approved for listing on The Nasdaq Global Market and commenced trading under the ticker symbol “QLI” on January 12, 2021.

In February 2021, the Company repaid the loan of RMB10,000,000 (approximately $1.5 million) to Agricultural Development Bank of China upon maturity.

The Company’s management reviewed all material events that have occurred after the balance sheet date through February 11, 2021 on which these financial statements were issued. Based upon this review, the Company did not identify any subsequent events except disclosed in above that would have required adjustment or disclosure in the financial statements.